Consolidated statements of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statements [Line Items]
Total revenue	$ 201,517	$ 157,620	$ 125,773
Total cost	(60,949)	(52,832)	(49,592)
Gross profit	140,568	104,788	76,181
Operating expenses
General and administrative	(33,673)	(28,348)	(31,889)
Sales and marketing	(59,461)	(67,798)	(63,521)
Research and development	(60,116)	(57,205)	(45,186)
Other losses	(1,920)	(1,356)	(1,514)
Loss from operations	(14,602)	(49,919)	(65,929)
Financial income	46,374	23,770	7,414
Financial expense	(43,367)	(31,401)	(12,058)
Financial result, net	3,007	(7,631)	(4,644)
Equity results	1,008	1,106	587
Loss before income tax	(10,587)	(56,444)	(69,986)
Income tax
Current	(5,182)	(877)	(1,646)
Deferred	2,075	4,902	11,118
Total income tax	(3,107)	4,025	9,472
Net loss for the year	(13,694)	(52,419)	(60,514)
Attributable to controlling shareholders	(13,687)	(52,418)	(60,511)
Non-controlling interest	$ (7)	$ (1)	$ (3)
Loss per share
Basic loss per share	$ (0.073)	$ (0.275)	$ (0.333)
Diluted loss per share	$ (0.073)	$ (0.275)	$ (0.333)
Subscription revenue [Member]
Statements [Line Items]
Total revenue	$ 190,302	$ 148,475	$ 118,466
Services revenue [Member]
Statements [Line Items]
Total revenue	11,215	9,145	7,307
Subscription cost [Member]
Statements [Line Items]
Total cost	(45,420)	(41,408)	(38,380)
Services cost [Member]
Statements [Line Items]
Total cost	$ (15,529)	$ (11,424)	$ (11,212)